Segmented information - Schedule of Financial Information by Segment (Details) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026 CAD ($) segment	Jun. 30, 2025 CAD ($) segment	Jun. 30, 2026 CAD ($) segment	Jun. 30, 2025 CAD ($) segment
Disclosure of operating segments [line items]
Operating revenues		$ 6,176	$ 6,085	$ 12,344	$ 12,015
Operating costs		(3,474)	(3,411)	(7,011)	(6,783)
Adjusted EBITDA		2,702	2,674	5,333	5,232
Severance, acquisition and other costs		(50)	(41)	(44)	(288)
Depreciation and amortization		(1,376)	(1,287)	(2,732)	(2,559)
Impairment of assets		(6)	(8)	(11)	(17)
Adjusted EBIT		1,270	1,338	2,546	2,368
Finance costs
Interest expense		(469)	(442)	(913)	(865)
Net return on post-employment benefit plans		36	26	73	51
Net loss on investments	[1]	(2)	(8)	(3)	(10)
Other income	[1]	58	(30)	96	280
Income taxes		(264)	(240)	(503)	(497)
Net earnings		$ 629	$ 644	$ 1,296	$ 1,327
Number of reportable segments | segment		3	2	3	2
External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		$ 6,176	$ 6,085		$ 12,015
Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0	0	$ 0	0
Total services
Disclosure of operating segments [line items]
Operating revenues		5,491	5,267	10,841	10,439
Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		5,491	5,267	10,841	10,439
Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0	0	0	0
Total products
Disclosure of operating segments [line items]
Operating revenues		685	818	1,503	1,576
Operating segments | Bell CTS
Disclosure of operating segments [line items]
Operating revenues		5,356	5,334	10,841	10,580
Operating costs		(2,898)	(2,895)	(5,907)	(5,742)
Adjusted EBITDA		2,458	2,439	4,934	4,838
Severance, acquisition and other costs		(49)	(37)	(38)	(273)
Depreciation and amortization		(1,316)	(1,224)	(2,614)	(2,438)
Impairment of assets		(6)	(8)	(11)	(17)
Adjusted EBIT		1,087	1,170	2,271	2,110
Operating segments | Bell CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		5,349	5,327	10,828	10,566
Operating segments | Bell CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		7	7	13	14
Operating segments | Bell CTS | Total services
Disclosure of operating segments [line items]
Operating revenues		4,671	4,516	9,338	9,004
Operating segments | Bell CTS | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		4,664	4,509	9,325	8,990
Operating segments | Bell CTS | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		7	7	13	14
Operating segments | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues		685	818	1,503	1,576
Operating segments | Bell Media
Disclosure of operating segments [line items]
Operating revenues		918	843	1,696	1,618
Operating costs		(674)	(608)	(1,297)	(1,224)
Adjusted EBITDA		244	235	399	394
Severance, acquisition and other costs		(1)	(4)	(6)	(15)
Depreciation and amortization		(60)	(63)	(118)	(121)
Impairment of assets		0	0	0	0
Adjusted EBIT		183	168	275	258
Operating segments | Bell Media | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		827	758	1,516	1,449
Operating segments | Bell Media | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		91	85	180	169
Operating segments | Bell Media | Total services
Disclosure of operating segments [line items]
Operating revenues		918	843	1,696	1,618
Operating segments | Bell Media | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		827	758	1,516	1,449
Operating segments | Bell Media | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		91	85	180	169
Operating segments | Bell Media | Total products
Disclosure of operating segments [line items]
Operating revenues		0	0	0	0
Operating segments | Canada | Bell CTS
Disclosure of operating segments [line items]
Operating revenues		5,122		10,373
Operating costs		(2,759)		(5,636)
Adjusted EBITDA		2,363		4,737
Severance, acquisition and other costs		(43)		(27)
Depreciation and amortization		(1,215)		(2,416)
Impairment of assets		(6)		(11)
Adjusted EBIT		1,099		2,283
Operating segments | Canada | Bell CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		5,115		10,360
Operating segments | Canada | Bell CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		7		13
Operating segments | Canada | Bell CTS | Total services
Disclosure of operating segments [line items]
Operating revenues		4,437		8,870
Operating segments | Canada | Bell CTS | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		4,430		8,857
Operating segments | Canada | Bell CTS | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		7		13
Operating segments | Canada | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues		685		1,503
Operating segments | U.S | Bell CTS
Disclosure of operating segments [line items]
Operating revenues		234		468
Operating costs		(139)		(271)
Adjusted EBITDA		95		197
Severance, acquisition and other costs		(6)		(11)
Depreciation and amortization		(101)		(198)
Impairment of assets		0		0
Adjusted EBIT		(12)		(12)
Operating segments | U.S | Bell CTS | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		234		468
Operating segments | U.S | Bell CTS | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0		0
Operating segments | U.S | Bell CTS | Total services
Disclosure of operating segments [line items]
Operating revenues		234		468
Operating segments | U.S | Bell CTS | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		234		468
Operating segments | U.S | Bell CTS | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0		0
Operating segments | U.S | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues		0		0
Inter-segment eliminations
Disclosure of operating segments [line items]
Operating revenues		(98)	(92)	(193)	(183)
Operating costs		98	92	193	183
Adjusted EBITDA		0	0	0	0
Severance, acquisition and other costs		0	0	0	0
Depreciation and amortization		0	0	0	0
Impairment of assets		0	0	0	0
Adjusted EBIT		0	0	0	0
Inter-segment eliminations | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0	0	0	0
Inter-segment eliminations | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		(98)	(92)	(193)	(183)
Inter-segment eliminations | Total services
Disclosure of operating segments [line items]
Operating revenues		(98)	(92)	(193)	(183)
Inter-segment eliminations | Total services | External Service Revenue
Disclosure of operating segments [line items]
Operating revenues		0	0	0	0
Inter-segment eliminations | Total services | Inter-Segment Service Revenue
Disclosure of operating segments [line items]
Operating revenues		(98)	(92)	(193)	(183)
Inter-segment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues		$ 0	$ 0	$ 0	$ 0

[1]	We have presented amounts from the previous period to make them consistent with the presentation of the current period.